COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	1 Months Ended		12 Months Ended
	Apr. 30, 2015	Oct. 31, 2013	Sep. 30, 2019	Sep. 30, 2018
Annual lease commitment			$ 42,000
MIT Licensing Agreement [Member]
Contractual Obligation			$ 50,000	$ 50,000
Patents [Member]
Finite-Lived Intangible Asset, Useful Life			20 years
Wellesley [Member]
Payments For Rent Monthly Payments		$ 5,031
Framingham [Member]
Payments For Rent Monthly Payments	$ 2,000
Operating Leases, Future Minimum Payments, Remainder of Fiscal Year			$ 38,400
Operating Leases, Future Minimum Payments Due, Next Twelve Months			39,600
Operating Leases, Future Minimum Payments, Due in Two Years			$ 42,000